Vanguard Energy Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Energy Equipment & Services (10.1%)
	Oil & Gas Drilling (1.1%)
	Helmerich & Payne Inc.	315,160	15,414
*	Transocean Ltd.	1,499,649	9,298
	Patterson-UTI Energy Inc.	635,455	6,755
	Ensco Rowan plc Class A	569,482	4,767
	Nabors Industries Ltd.	975,598	2,302
*,^ Diamond Offshore Drilling Inc.		199,728	1,572
*	Noble Corp. plc	707,423	1,372

	Oil & Gas Equipment & Services (9.0%)
	Schlumberger Ltd.	4,001,035	138,796
	Halliburton Co.	2,543,120	54,143
	Baker Hughes a GE Co. Class A	1,462,332	31,309
	TechnipFMC plc	1,248,074	25,960
	National Oilwell Varco Inc.	1,105,961	23,059
*	Apergy Corp.	224,086	6,949
	Core Laboratories NV	127,570	6,077
*	Oceaneering International Inc.	285,913	4,689
*	Dril-Quip Inc.	108,262	4,466
*	ProPetro Holding Corp.	217,232	4,219
	Archrock Inc.	374,840	3,325
*,^ McDermott International Inc.		519,610	3,138
*	Helix Energy Solutions Group Inc.	407,036	2,752
*	Oil States International Inc.	165,281	2,750
	US Silica Holdings Inc.	225,597	2,342
*	Cactus Inc. Class A	69,128	2,250
*	C&J Energy Services Inc.	176,574	2,091
*	SEACOR Holdings Inc.	49,701	2,068
*	Tidewater Inc.	92,534	1,972
*	Newpark Resources Inc.	260,857	1,823
*	Matrix Service Co.	78,048	1,413
	RPC Inc.	187,609	1,396
*	Frank's International NV	228,987	1,303
*	Exterran Corp.	94,016	1,297
*	KLX Energy Services Holdings Inc.	58,138	1,145
*	Keane Group Inc.	143,251	1,051
*	Forum Energy Technologies Inc.	207,995	795
	DMC Global Inc.	11,554	781
*	Nine Energy Service Inc.	46,165	780
*	Superior Energy Services Inc.	439,288	712
*	SEACOR Marine Holdings Inc.	46,325	638
*	TETRA Technologies Inc.	355,248	547
*	FTS International Inc.	61,891	381
*,^ Covia Holdings Corp.		97,197	283
	Mammoth Energy Services Inc.	25,341	266
*	Select Energy Services Inc. Class A	7,769	83
*	NCS Multistage Holdings Inc.	29,779	79

	Liberty Oilfield Services Inc. Class A	5,638	72
			378,680
Oil, Gas & Consumable Fuels (89.7%)
	Coal & Consumable Fuels (0.3%)
	Peabody Energy Corp.	228,914	5,384
	Arch Coal Inc. Class A	53,985	4,759
*	CONSOL Energy Inc.	65,280	1,711
*	Contura Energy Inc.	14,429	760

	Integrated Oil & Gas (42.9%)
	Exxon Mobil Corp.	12,117,103	857,527
	Chevron Corp.	5,538,493	630,558
	Occidental Petroleum Corp.	2,210,344	110,009
*	Unit Corp.	154,615	1,487

	Oil & Gas Exploration & Production (26.9%)
	ConocoPhillips	3,358,893	198,040
	EOG Resources Inc.	1,674,963	137,146
	Anadarko Petroleum Corp.	1,480,101	104,155
	Pioneer Natural Resources Co.	492,516	69,918
	Concho Resources Inc.	578,827	56,731
	Diamondback Energy Inc.	450,547	44,181
	Hess Corp.	779,548	43,546
	Devon Energy Corp.	1,470,484	36,997
	Marathon Oil Corp.	2,468,427	32,460
	Cabot Oil & Gas Corp.	1,275,179	31,905
	Noble Energy Inc.	1,396,303	29,881
	Apache Corp.	1,105,491	28,820
	Cimarex Energy Co.	291,626	16,678
	EQT Corp.	764,034	13,982
^	Texas Pacific Land Trust	17,987	13,257
*	WPX Energy Inc.	1,213,488	13,057
*	Parsley Energy Inc. Class A	726,929	12,961
	Murphy Oil Corp.	475,815	11,824
*	Continental Resources Inc.	272,005	9,520
*,^ Chesapeake Energy Corp.		3,763,571	7,226
*	Southwestern Energy Co.	1,699,598	6,102
*	PDC Energy Inc.	190,970	5,828
	Range Resources Corp.	720,520	5,634
*	Matador Resources Co.	302,808	4,978
*	Whiting Petroleum Corp.	263,833	4,849
*	QEP Resources Inc.	685,907	4,740
	Kosmos Energy Ltd.	689,412	4,247
*	Callon Petroleum Co.	660,243	4,127
*	Oasis Petroleum Inc.	784,183	4,078
*	Antero Resources Corp.	596,468	3,919
*	CNX Resources Corp.	493,888	3,813
*	Centennial Resource Development Inc. Class A	456,447	3,606
	SM Energy Co.	308,557	3,589
*	SRC Energy Inc.	699,054	3,313
*	Carrizo Oil & Gas Inc.	266,591	2,714
*	Gulfport Energy Corp.	452,872	2,477
*	Gran Tierra Energy Inc.	1,124,985	2,205
*,^ California Resources Corp.		133,458	2,162
*	Denbury Resources Inc.	1,325,407	1,909
*,^ Tellurian Inc.		242,416	1,864
*	Talos Energy Inc.	62,707	1,464

*	Magnolia Oil & Gas Corp.		131,450	1,450
*	Jagged Peak Energy Inc.		154,941	1,286
*	Laredo Petroleum Inc.		476,720	1,259
*	W&T Offshore Inc.		282,025	1,184
*	Extraction Oil & Gas Inc.		307,215	1,041
*	Bonanza Creek Energy Inc.		45,309	885
*	Penn Virginia Corp.		28,636	873
*	HighPoint Resources Corp.		329,075	615
*	Northern Oil and Gas Inc.		294,068	585
*	Ring Energy Inc.		163,957	580
*	Montage Resources Corp.		60,415	472
*	SandRidge Energy Inc.		64,805	446
*	Midstates Petroleum Co. Inc.		34,587	231
*	SilverBow Resources Inc.		16,174	231
	Berry Petroleum Corp.		7,963	86
	Falcon Minerals Corp.		11,172	82
*,^ Halcon Resources Corp.			366,635	78
*	Roan Resources Inc.		27,137	57
*	Sanchez Energy Corp.		111	—

	Oil & Gas Refining & Marketing (9.0%)
	Phillips 66		1,289,031	104,154
	Marathon Petroleum Corp.		1,996,699	91,828
	Valero Energy Corp.		1,235,338	86,968
	HollyFrontier Corp.		483,814	18,375
	PBF Energy Inc. Class A		329,729	8,705
	Delek US Holdings Inc.		230,613	7,059
	World Fuel Services Corp.		196,221	5,718
	CVR Energy Inc.		87,242	3,705
*	Par Pacific Holdings Inc.		86,491	1,695
*	Renewable Energy Group Inc.		96,444	1,509
	Green Plains Inc.		112,616	1,470
*	REX American Resources Corp.		16,530	1,115
*	Clean Energy Fuels Corp.		412,728	1,102

	Oil & Gas Storage & Transportation (10.6%)
	Kinder Morgan Inc.		5,763,049	114,973
	Williams Cos. Inc.		3,498,999	92,304
	ONEOK Inc.		1,188,740	75,628
*	Cheniere Energy Inc.		634,140	40,065
	Targa Resources Corp.		651,952	25,074
	Equitrans Midstream Corp.		652,057	12,950
	Plains GP Holdings LP Class A		433,974	9,773
	Antero Midstream Corp.		658,036	8,041
	EnLink Midstream LLC		769,992	7,992
	Tallgrass Energy LP Class A		202,309	4,813
	SemGroup Corp. Class A		170,293	2,147
*	International Seaways Inc.		55,694	991
*	Altus Midstream Co. Class A		16,949	78
				3,341,771
Total Common Stocks (Cost $5,132,162)				3,720,451
		Coupon
Temporary Cash Investment (0.7%)1
Money Market Fund (0.7%)
2,3 Vanguard Market Liquidity Fund (Cost
	$25,126)	2.527%	251,261	25,131

Total Investments (100.5%) (Cost $5,157,288)	3,745,582
Other Assets and Liabilities-Net (-0.5%)3	(18,788)
Net Assets (100%)	3,726,794
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,226,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index swap contracts. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $25,123,000 of collateral received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
Tallgrass Energy LP Class A	2/4/20	GSI	5,912	(2.432%)	—	(89)
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Energy Index Fund

The fund had no open futures contracts at May 31, 2019.

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,720,451	—	—

Energy Index Fund

Temporary Cash Investments	25,131	—	—
Swap Contracts—Liabilities	—	(89)	—
Total	3,745,582	(89)	—